Capital Leased Assets and Capital Lease Obligations	6 Months Ended
Jun. 30, 2016
Capital Leased Assets And Capital Lease Obligations
Capital Leased Assets and Capital Lease Obligations

Between January and April 2014 we took delivery of the newbuild vessels MSC Azov, MSC Ajaccio and MSC Amalfi. Upon the delivery of each vessel, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to these vessels, by entering into a ten-year sale and leaseback transaction for each vessel upon their respective deliveries. The shipbuilding contracts were novated to the financial institution for an amount of $85,572 each which took delivery of the vessels and the vessels were leased back for a period of ten years.

The sale and leaseback transactions were classified as capital leases. As the fair value of each vessel sold was in excess of its carrying amount, the difference between the sale proceeds and the carrying amount was considered as prepaid lease rentals. In this respect, an aggregate amount of $49,817 (including the net settlements on interest rate swaps qualifying for hedge accounting of $6,604) was transferred to prepaid lease rentals.

The total value of the three vessels at the inception of the capital lease transactions amounted to $256,716. The depreciation charged during the six-month periods ended June 30, 2015 and 2016, amounted to $3,759 and $3,770, respectively, and is included in Depreciation in the accompanying consolidated statements of income. As of December 31, 2015 and June 30, 2016, the net book value of the three vessels amounted to $242,966 and $239,196, respectively and is separately reflected as Capital leased assets, in the accompanying consolidated balance sheets.

The balance of prepaid lease rentals, as of December 31, 2015 and June 30, 2016, is analyzed as follows:

	December 31, 2015	June 30, 2016
Prepaid lease rentals	45,793	40,811
Less: Amortization of prepaid lease rentals	(4,982)	(2,477)
Prepaid lease rentals	40,811	38,334
Less: current portion	(4,982)	(4,975)
Non-current portion	35,829	33,359

The capital lease obligations amounting to $226,499 as at June 30, 2016, are scheduled to expire through 2024 and include a bargain purchase option to repurchase the vessels at any time during the charter period. Total interest expenses incurred on capital leases for the six-month periods ended June 30, 2015 and 2016 amounted to $8,615 and $8,177, respectively and are included in Interest and finance costs in the accompanying consolidated statements of income.

The annual lease payments in aggregate required under the capital leases after June 30, 2016, are as follows:

Year ending December 31,	Amount
2016	15,419
2017	30,698
2018	30,698
2019	30,699
2020	30,783
2021 and thereafter	176,771
Total	315,068
Less: Amount of interest	(88,569)
Total lease payments	226,499
Less: Financing costs, net	(1,394)
Total lease payments, net	225,105

The total capital lease obligations, net of related financing costs are presented in the accompanying June 30, 2016, consolidated balance sheet as follows:

Capital lease obligation – current	15,013
Less: current portion of financing costs	(223)
Capital lease obligation – non current	211,486
Less: non-current portion of financing costs	(1,171)
225,105